Business Combinations (Details) - Schedule of net gain (loss) on the disposals during the year - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disposal of Subsidiaries [Member]
Business Combinations (Details) - Schedule of net gain (loss) on the disposals during the year [Line Items]
Total consideration	$ 10,101,944	$ 538	$ 25,129
Carrying amount of net asset sold (note(i) below)	(9,720,554)	(270,908)	(230,294)
Gain/ (loss) on sales before income tax and reclassification of foreign currency translation reserve	381,390	(270,370)	255,423
Reclassification of foreign currency transaction reserve	(319,361)	645,399	(26,871)
Non-controlling interest		1,623,240	(257,542)
Gain/ (loss) on disposal after income tax	62,029	1,998,269	$ (28,990)
Deemed Disposal of Subsidiaries [Member]
Business Combinations (Details) - Schedule of net gain (loss) on the disposals during the year [Line Items]
Total consideration	563,970
Carrying amount of net asset sold (note(i) below)	(1,149,207)
Gain/ (loss) on sales before income tax and reclassification of foreign currency translation reserve	(585,237)
Increase in share of net assets on group restructuring	784
Reclassification of foreign currency transaction reserve	48,374
Non-controlling interest	680,906
Gain/ (loss) on disposal after income tax	$ 144,827